Schedule of Investments (unaudited) May 31, 2020	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 113.0%

Alabama — 1.3%
City of Birmingham Alabama, GO, Convertible CAB, Series A1, 5.00%, 03/01/45	$1,165	$1,357,982
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/20(a)	3,800	3,873,986

		5,231,968

Alaska — 0.3%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	1,070	1,114,341

Arizona — 1.2%
Arizona IDA, RB(b):
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/39	610	588,705
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/49	690	653,644
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/54	530	500,452
Odyssey Preparatory Academy Project, 4.38%, 07/01/39	725	645,786
County of Maricopa Arizona IDA, Refunding RB, Legacy Traditional Schools Project(b):
5.00%, 07/01/39	255	245,555
5.00%, 07/01/54	590	561,397
County of Pima Arizona IDA, Refunding RB, American Leadership Academy Project, 5.00%, 06/15/52(b)	595	562,912
County of Pima IDA, RB, American Leadership Academy Project, 5.00%, 06/15/47(b)	1,065	1,011,122

		4,769,573

California — 12.5%
California Health Facilities Financing Authority, Refunding RB, Kaiser Permanente, Sub-Series A-2, 5.00%, 11/01/47	1,465	2,210,436
California Infrastructure & Economic Development Bank, RB, Bay Area Toll Bridges, 1st Lien, Series A (AMBAC), 5.00%, 01/01/28(a)	10,100	13,419,365

Security	Par (000)	Value

California (continued)
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 04/01/42	$1,620	$1,719,662
California Statewide Communities Development Authority, Refunding RB, Adventist Health System, Series A, 4.00%, 03/01/48	3,175	3,403,156
County of Riverside Redevelopment Successor Agency, Refunding, Tax Allocation Bonds, M/F Housing, Series A, 4.00%, 10/01/39	3,700	4,061,897
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/47	2,060	2,054,830
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 6.25%, 08/01/43(c)	1,580	1,680,014
San Diego California Unified School District, GO, Election of 2008(d):
CAB, Series C, 0.00%, 07/01/38	2,000	1,296,200
CAB, Series G, 0.00%, 01/01/24(a)	3,425	1,749,494
CAB, Series K-2, 0.00%, 07/01/38	1,745	967,550
CAB, Series K-2, 0.00%, 07/01/39	2,115	1,122,240
CAB, Series K-2, 0.00%, 07/01/40	2,715	1,380,170
San Diego California Unified School District, GO, Refunding, CAB, Series R-1, 0.00%, 07/01/31(d)	1,400	1,177,456
State of California, GO, Refunding, Various Purposes, 5.00%, 10/01/41	1,100	1,160,621
State of California, GO, Various Purposes, 5.00%, 04/01/42	3,000	3,215,220
State of California Public Works Board, RB, Various Capital Projects, Series I, 5.50%, 11/01/33	1,415	1,633,306
State of Golden Tobacco Securitization Corp., Refunding RB, Series A-2, 5.00%, 06/01/47	565	563,582
Yosemite Community College District, GO, CAB, Election of 2004, Series D, 0.00%, 08/01/37(d)	10,000	6,593,000

		49,408,199

Colorado — 0.6%
Regional Transportation District, COP, Series A, 5.00%, 06/01/39	1,305	1,441,411

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
Sabell Metropolitan District, GO, Senior Bonds, Series A, 5.00%, 12/01/50(b)	$1,055	$861,682

		2,303,093

Connecticut — 0.7%
State of Connecticut, GO, Series E, 5.00%, 09/15/37	2,280	2,712,060

Delaware — 0.7%
County of Kent Delaware, RB, CHF-Dover, LLC-Delaware State University Project, Series A:
5.00%, 07/01/40	770	742,080
5.00%, 07/01/48	2,110	1,954,683

		2,696,763

District of Columbia — 2.5%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 05/15/40	9,500	9,747,665

Florida — 4.4%
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 04/01/39	1,795	1,915,965
County of Miami-Dade Florida, RB, Seaport Department, Series A, 6.00%, 10/01/38	2,770	3,147,080
County of Miami-Dade Florida Educational Facilities Authority, RB, University of Miami, Series A, 5.00%, 04/01/40	3,910	4,282,389
County of Miami-Dade Florida Health Facilities Authority, Refunding RB, Nicklaus Children’s Hospital Project, 5.00%, 08/01/42	685	774,276
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project:
5.00%, 08/01/41	630	648,692
5.00%, 08/01/47	1,845	1,880,424
Preserve at South Branch Community Development District, Special Assessment Bonds, Green Bond, Phase 2:
4.00%, 11/01/39	300	279,261
4.00%, 11/01/50	500	448,895
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/23(a)	1,340	1,540,209
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/21(a)	2,000	2,134,060

Security	Par (000)	Value

Florida (continued)
Westside Community Development District, Refunding, Special Assessment Bonds(b):
4.10%, 05/01/37	$260	$248,271
4.13%, 05/01/38	260	248,131

		17,547,653

Georgia — 3.1%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 01/01/30	7,500	7,709,100
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	545	630,701
County of Georgia Housing & Finance Authority, RB, S/F Housing, Series A:
3.95%, 12/01/43	685	751,185
4.00%, 12/01/48	500	545,185
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/38	595	728,054
5.00%, 05/15/43	775	863,381
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 04/01/33	155	172,673
5.00%, 04/01/44	595	639,131

		12,039,410

Illinois — 15.4%
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, 5.63%, 01/01/35	295	301,204
Senior Lien, Series D, 5.25%, 01/01/42	3,300	3,783,153
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, Series D, 5.25%, 01/01/34	9,800	10,577,826
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/49	3,500	3,773,350
Sales Tax Receipts, 5.25%, 12/01/36	650	689,000
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.13%, 12/01/38	7,700	7,861,700
5.50%, 12/01/38	1,000	1,033,600

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	$210	$226,976
County of Will Illinois, GO, 5.00%, 11/15/45	1,400	1,628,732
Illinois Finance Authority, RB, Chicago LLC, University of Illinois at Chicago Project, Series A:
5.00%, 02/15/47	480	469,829
5.00%, 02/15/50	240	234,711
Illinois Finance Authority, Refunding RB:
OSF Health Care System, Series A, 5.00%, 11/15/45	2,815	3,019,988
Silver Cross Hospital & Medical Centers, Series C, 4.13%, 08/15/37	3,130	3,210,848
Silver Cross Hospital & Medical Centers, Series C, 5.00%, 08/15/44	390	415,650
University of Chicago Medical Center, Series B, 4.00%, 08/15/41	900	955,116
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project Bonds, Series A, 5.00%, 06/15/57	670	645,049
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project, 4.00%, 06/15/50	515	431,745
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(a)	710	750,555
State of Illinois, GO:
5.25%, 07/01/29	8,345	8,460,328
5.50%, 07/01/33	880	896,447
5.50%, 07/01/38	1,475	1,500,105
5.50%, 05/01/39	1,840	1,926,480
State of Illinois Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	7,020	7,956,468

		60,748,860

Security	Par (000)	Value

Indiana — 0.3%
Indiana Finance Authority, RB, CWA Authority Project, 1st Lien, Series A, 5.25%, 10/01/38	$1,100	$1,162,876

Iowa — 0.8%
Iowa Finance Authority, RB, Iowa Health Care Facilities, Genesis Health System, 5.50%, 07/01/33	3,000	3,340,800

Louisiana — 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-2, 6.50%, 11/01/35	465	472,319

Maryland — 1.8%
County of Montgomery Maryland, RB, Trinity Health Credit Group, 4.00%, 12/01/44	1,810	1,910,998
Maryland Community Development Administration, Refunding RB, S/F Housing, Series A, 4.10%, 09/01/38	745	824,961
Maryland Health & Higher Educational Facilities Authority, RB, University of Maryland Medical System Issue, 4.00%, 07/01/48	4,000	4,188,480

		6,924,439

Massachusetts — 3.2%
Collegiate Charter School of Lowell, RB, 5.00%, 06/15/49	1,185	1,035,133
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.00%, 01/01/47	2,370	2,556,566
Emerson College Issue, 5.00%, 01/01/48	2,595	2,782,826
UMass Dartmouth Student Housing Project, 5.00%, 10/01/48	1,970	1,789,607
Massachusetts Development Finance Agency, Refunding RB:
Atrius Health Issue, Series A, 4.00%, 06/01/49	185	185,176
Foxborough Regional Charter School Issue, 5.00%, 07/01/37	190	205,951
Western New England University, 5.00%, 09/01/43	1,750	1,883,630
Massachusetts HFA, RB, M/F Housing, Series A, 3.85%, 06/01/46	490	524,942

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 05/15/43	$1,395	$1,551,812

		12,515,643

Michigan — 7.1%
Michigan Finance Authority, RB, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	3,640	4,029,262
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 5.00%, 11/15/41	2,235	2,523,829
Hospital; Trinity Health Credit Group, 5.00%, 12/01/21(a)	9,020	9,674,942
Trinity Health Credit Group, 5.00%, 12/01/21(a)	30	32,178
Royal Oak Hospital Finance Authority Michigan, Refunding RB, Beaumont Health Credit Group, Series D, 5.00%, 09/01/39	1,560	1,693,739
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	2,000	2,123,160
Series I-A, 5.38%, 10/15/41	800	847,384
Series II-A, 5.38%, 10/15/36	1,500	1,592,370
State of Michigan Hospital Finance Authority, Refunding RB, Ascension Health Senior Credit Group, 5.00%, 11/15/47	500	622,310
State of Michigan Housing Development Authority, RB, S/F Housing, Series A, 3.80%, 10/01/38	3,965	4,335,807
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	430	479,497

		27,954,478

Minnesota — 0.4%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series A, 5.00%, 11/15/49	1,315	1,481,019

Nebraska — 1.7%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.25%, 09/01/37	6,345	6,826,078

New Jersey — 9.3%
New Jersey Economic Development Authority, RB, Series WW:
5.25%, 06/15/25(a)	20	24,901
5.25%, 06/15/33	170	176,426

Security	Par (000)	Value

New Jersey (continued)
5.00%, 06/15/34	$225	$229,851
5.00%, 06/15/36	1,395	1,417,822
5.25%, 06/15/40	380	389,124
New Jersey EDA, RB, School Facilities Construction Bonds, Series DDD, 5.00%, 06/15/42	375	381,821
New Jersey EDA, Refunding RB, Sub-Series A, 4.00%, 07/01/32	930	907,987
New Jersey Health Care Facilities Financing Authority, Refunding RB, Hospital Asset Transfer Program, 5.00%, 10/01/37	1,605	1,622,029
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program Bonds, Series S, 5.25%, 06/15/43	2,150	2,233,893
5.00%, 06/15/36	5,070	5,122,221
CAB, Transportation System, Series A, 0.00%, 12/15/38(d)	5,845	2,393,235
Transportation Program, Series AA, 5.25%, 06/15/33	1,660	1,701,815
Transportation Program, Series AA, 5.00%, 06/15/38	945	955,234
Transportation System, Series A, 5.50%, 06/15/21(a)	3,000	3,164,760
Transportation System, Series AA, 5.50%, 06/15/39	3,785	3,880,079
Transportation System, Series B, 5.25%, 06/15/36	5,000	5,031,650
Transportation System, Series D, 5.00%, 06/15/32	900	926,001
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.00%, 12/15/36	340	348,191
South Jersey Port Corp., RB, Sub-Marine Terminal, Series A, 5.00%, 01/01/49	720	731,743
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	1,750	2,051,140
Series A, 5.25%, 06/01/46	1,725	1,913,198
Sub-Series B, 5.00%, 06/01/46	1,130	1,179,551

		36,782,672

New Mexico — 0.2%
City of Santa Fe New Mexico, RB, EL Castillo Retirement Residences Project, Series A, 5.00%, 05/15/49	220	190,711

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Mexico (continued)
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 08/01/44	$405	$446,039

		636,750

New York — 3.3%
City of New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	1,650	1,810,067
City of New York Water & Sewer System, Refunding RB, Water and Sewer System, 2nd General Resolution, Fiscal 2013, Series BB, 4.00%, 06/15/47	2,855	3,015,651
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(a)	480	498,816
5.75%, 02/15/47	290	298,906
Metropolitan Transportation Authority, Refunding RB, Sereis C-1:
Green Bond, 5.25%, 11/15/55	1,135	1,248,421
5.00%, 11/15/56	1,690	1,783,778
New York Liberty Development Corp., Refunding RB, 3 World Trade Center Project, Class 1, 5.00%, 11/15/44(b)	1,240	1,218,932
State of New York Mortgage Agency, Refunding RB, S/F Housing, Series 211, 3.75%, 10/01/43	2,810	3,094,484

		12,969,055

Ohio — 4.3%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Senior:
Class 2, Series B-2, 5.00%, 06/01/55	5,455	5,500,113
Series A-2, 3.00%, 06/01/48	3,495	3,190,271
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/21(a)	610	666,047
Northwest Local School District/Hamilton & Butler Counties, GO, School Improvements, 4.00%, 12/01/50	2,645	2,830,097
State of Ohio, Refunding RB, University Hospitals Health System, Series A, 5.00%, 01/15/41	2,500	2,614,475
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 02/15/32	780	866,432
5.25%, 02/15/33	1,095	1,215,581

		16,883,016

Security	Par (000)	Value

Oregon — 0.4%
Counties of Washington & Multnomah Oregon School District No. 48J Beaverton, GO, Convertible CAB, Series D, 5.00%, 06/15/36	$945	$1,177,432
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(d)	1,115	587,260

		1,764,692

Pennsylvania — 5.3%
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/33	790	942,399
5.00%, 06/01/34	1,750	2,073,592
(AGM), 4.00%, 06/01/39	3,230	3,524,867
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 4.00%, 09/01/49	1,145	1,184,617
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 09/01/50	4,245	4,588,760
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	695	778,407
Series A-1, 5.00%, 12/01/41	2,730	3,154,078
Series B, 5.00%, 12/01/40	1,060	1,211,326
Series C, 5.50%, 12/01/23(a)	630	744,263
Subordinate, Special Motor License Fund, 6.00%, 12/01/20(a)	625	643,081
Pennsylvania Turnpike Commission, Refunding RB:
Series A-1, 5.00%, 12/01/40	850	961,477
Turnpike Subordinate Revenue, Second Series, 5.00%, 12/01/35	860	991,804

		20,798,671

Puerto Rico — 3.9%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/46(d)	6,308	1,607,783
Series A-1, 4.75%, 07/01/53	5,014	4,841,117
Series A-1, 5.00%, 07/01/58	6,628	6,611,960
Series A-2, 4.33%, 07/01/40	935	894,889

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Series A-2, 4.78%, 07/01/58	$349	$336,436
Series B-1, 4.75%, 07/01/53	536	517,899
Series B-2, 4.78%, 07/01/58	520	496,481

		15,306,565

Rhode Island — 1.5%
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 06/01/45	5,855	6,082,232

South Carolina — 5.0%
South Carolina Jobs EDA, RB, Hilton Head Christian Academy, 5.00%, 01/01/55(b)	1,095	888,636
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 08/01/21(a)	260	278,983
Spartanburg Regional Health Services District, Refunding RB, Series A, 4.00%, 04/15/43	3,500	3,666,915
State of South Carolina Public Service Authority, RB:
Santee Cooper, Series A, 5.50%, 12/01/54	6,960	7,505,455
Series E, 5.50%, 12/01/53	1,610	1,729,414
State of South Carolina Public Service Authority, Refunding RB, Series B:
Santee Cooper, 5.00%, 12/01/38	2,360	2,512,881
(AGM), 5.00%, 12/01/56	2,845	3,138,234

		19,720,518

South Dakota — 0.5%
City of Rapid City South Dakota, RB, 4.00%, 12/01/48	1,760	1,889,606

Tennessee — 0.0%
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	35	39,130

Texas — 15.8%
City of San Antonio Texas Electric & Gas Revenue, RB, Junior Lien, 5.00%, 02/01/38	615	678,837
Coppell Texas ISD, GO, CAB, Refunding (PSF-GTD), 0.00%, 08/15/30(d)	10,030	8,481,167
County of Harris Texas, GO, Refunding (NPFGC)(d):
0.00%, 08/15/25	7,485	7,187,322
0.00%, 08/15/28	10,915	9,905,144

Security	Par (000)	Value

Texas (continued)
County of Harris Texas Houston Sports Authority, Refunding RB, CAB, Junior Lien, Series H (NPFGC)(d):
0.00%, 11/15/38	$5,785	$2,777,726
0.00%, 11/15/39	6,160	2,768,674
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 09/15/36(d)	2,340	1,320,345
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	1,090	1,209,824
El Paso Independent School District, GO, (PSF-GTD), 4.00%, 08/15/43	2,110	2,457,622
Grand Parkway Transportation Corp., RB, Convertible CAB, Series B, 5.80%, 10/01/46(c)	2,365	2,570,921
Harris County-Houston Sports Authority, Refunding RB, 3rd Lien, Series A (NPFGC)(d):
0.00%, 11/15/24(a)	5,965	2,533,514
0.00%, 11/15/38	10,925	3,875,753
Leander ISD, GO, Refunding, CAB, Series D (PSF-GTD), 0.00%, 08/15/38(d)	3,775	1,826,572
North Texas Tollway Authority, RB(a):
CAB, Special Project System, Series B, 0.00%, 09/01/31(d)	1,975	1,058,916
Convertible CAB, Series C, 6.75%, 09/01/31(c)	2,500	3,714,400
Special Projects System, Series A, 6.00%, 09/01/21	1,000	1,071,940
North Texas Tollway Authority, Refunding RB, Series B, 5.00%, 01/01/40	385	415,588
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project, 4.00%, 09/15/42	3,155	3,317,766
Texas City Industrial Development Corp., RB, NRG Energy, Inc. Project, 4.13%, 12/01/45	330	330,756
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/31	2,105	2,221,701
5.00%, 12/15/32	2,540	2,671,699

		62,396,187

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah — 0.7%
Salt Lake City Corp. Airport Revenue, ARB, Series B, 5.00%, 07/01/43	$2,100	$2,434,698
Utah Charter School Finance Authority, RB, Wallace Stegner Academy Project, Series A, 5.00%, 06/15/49(b)	235	222,634

		2,657,332

Virginia — 0.8%
Virginia Beach Development Authority, Refunding RB, Westminster-Canterbury on Chesapeake Bay:
5.00%, 09/01/44	1,375	1,456,730
4.00%, 09/01/48	885	841,263
Virginia HDA, RB, M/F Housing, Rental Housing, Series B, 4.00%, 06/01/53	895	968,712

		3,266,705

Washington — 1.0%
State of Washington Housing Finance Commission, Refunding RB, Horizon House Project, 5.00%, 01/01/38(b)	1,400	1,450,988
Washington Health Care Facilities Authority, RB, MultiCare Health System, Remarketing, Series B, 5.00%, 08/15/44	2,000	2,129,620
Washington State Housing Finance Commission, RB, Transforming Age Project, Series A, 5.00%, 01/01/55(b)	625	525,681

		4,106,289

West Virginia — 0.8%
West Virginia Hospital Finance Authority, RB, Improvement, West Virginia University Health System Obligated Group, Series A, 4.00%, 06/01/51	3,050	3,253,008

Wisconsin — 2.1%
Public Finance Authority, RB, American Preparatory Academy — Las Vegas Project, Series A(b):
5.00%, 07/15/39	120	105,393
5.00%, 07/15/49	455	387,960
5.00%, 07/15/54	215	181,606
Public Finance Authority, Refunding RB, Penick Village Obligation Group, 5.00%, 09/01/39(b)	375	331,515

Security	Par (000)	Value

Wisconsin (continued)
State of Wisconsin Health & Educational Facilities Authority, RB, Marshfield Clinic Health System, Inc. Series C, 4.00%, 02/15/42	$5,000	$5,047,750
Wisconsin Health & Educational Facilities Authority, Refunding RB, Milwaukee Regional Medical Center Thermal Service, 5.00%, 04/01/44	1,895	2,383,986

		8,438,210

Total Municipal Bonds — 113.0% (Cost — $409,260,116)		445,987,875

Municipal Bonds Transferred to Tender Option Bond Trusts(e) — 50.9%

California — 1.9%
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42 (f)	3,432	4,240,868
Visalia Unified School District, COP, (AGM), 4.00%, 05/01/48	3,078	3,122,607

		7,363,475

Colorado — 1.3%
State of Colorado Health Facilities Authority, Refunding RB, Commonspirit Health, Series A, 5.00%, 08/01/44(f)	4,605	5,135,358

Connecticut — 0.4%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,561	1,754,409

Florida — 1.5%
City of Miami Beach Florida, RB, 5.00%, 09/01/45	3,500	3,824,065
County of Miami-Dade Florida Transit System, Refunding RB, Sales Tax, 5.00%, 07/01/42	1,950	2,089,951

		5,914,016

Illinois — 4.7%
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 08/15/41	2,400	2,539,152
State of Illinois Toll Highway Authority, RB:
Series A, 5.00%, 01/01/38	7,714	8,370,437
Series A, 5.00%, 01/01/40	3,045	3,451,765
Series B, 5.00%, 01/01/40	1,170	1,337,908
Series C, 5.00%, 01/01/38	2,658	2,993,913

		18,693,175

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kansas — 1.8%
County of Wyandotte Kansas Unified School District, GO, Series A, 5.50%, 09/01/26(a)	$5,363	$6,952,857

Maryland — 0.9%
City of Baltimore Maryland Water Utility Fund, RB, Sub-Water Projects, Series A, 5.00%, 07/01/41	3,139	3,764,877

Massachusetts — 4.9%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	1,661	1,900,153
Massachusetts Development Finance Agency, RB, Worcester Polytechnic Institute, 4.00%, 09/01/49	5,500	5,552,580
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System, 4.00%, 07/01/35	7,070	7,830,591
Massachusetts School Building Authority, RB, Senior Series B, 5.00%, 11/15/46(f)	3,300	3,969,669

		19,252,993

Michigan — 4.5%
Michigan Finance Authority, RB, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	2,220	2,457,913
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	960	1,128,144
State of Michigan Housing Development Authority, RB, S/F Housing, Series C, 3.90%, 12/01/33	12,615	14,230,477

		17,816,534

Nevada — 1.1%
Las Vegas Valley Water District Nevada, GO, Refunding, Water Improvement, Series A, 5.00%, 06/01/46	3,900	4,508,049

New Jersey — 0.8%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	920	1,078,488

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36	$2,000	$2,013,125

		3,091,613

New York — 11.7%
City of New York Water & Sewer System, Refunding RB:
2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 06/15/47	6,240	7,036,627
2nd General Resolution, Series FF, 5.00%, 06/15/39	8,355	9,838,096
Series DD, 5.00%, 06/15/35	1,845	2,150,698
Metropolitan Transportation Authority, RB, Transportation, Sub-Series D-1, 5.25%, 11/15/44	3,850	4,045,888
New York City Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/30	12,500	13,738,375
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 198th Series, 5.25%, 11/15/56	2,561	2,950,532
State of New York Urban Development Corp., RB, Personal Income Tax, General Purpose, Series A-1, 5.00%, 03/15/43	5,720	6,290,456

		46,050,672

North Carolina — 1.4%
Durham Capital Fing Corp. Ltd., Refunding RB, 4.00%, 06/01/23(a)	5,125	5,706,227

Pennsylvania — 1.8%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	1,020	1,163,014
Pennsylvania Turnpike Commission, RB, Subordinate, Series A, 5.50%, 12/01/42	4,997	5,798,146

		6,961,160

Texas — 6.5%
City of Houston Texas Community College, GO, Limited Tax, 4.00%, 02/15/43	7,002	7,500,844
City of San Antonio Texas Water System, Refunding RB, Water System, Junior Lien, Series C, 5.00%, 05/15/46	3,750	4,525,425

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	$719	$789,471
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Texas Health Resources System, Series A, 5.00%, 02/15/41	3,920	4,580,324
El Paso Independent School District, GO, (PSF-GTD), 4.00%, 08/15/48	7,001	8,292,645

		25,688,709

Virginia — 1.8%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.00%, 07/01/48	1,996	2,461,917
Virginia Small Business Financing Authority, Refunding RB, Bon Secours Health System, Series A, 4.00%, 12/01/49	4,305	4,703,815

		7,165,732

Washington — 2.9%
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	3,210	4,043,733

Security	Par (000)	Value

Washington (continued)
Washington State Convention Center Public Facilities District, RB, 5.00%, 07/01/58	$7,000	$7,476,560

		11,520,293

Wisconsin — 1.0%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series A, 5.00%, 04/01/42	3,520	3,790,970

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 50.9% (Cost — $191,732,423)		201,131,119

Total Long-Term Investments — 163.9% (Cost — $600,992,539)		647,118,994

	Shares

Short-Term Securities — 0.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.04%(g)(h)	418,843	418,969

Total Short-Term Securities — 0.1% (Cost — $418,969)		418,969

Total Investments — 164.0% (Cost — $601,411,508)		647,537,963

Other Assets Less Liabilities — 1.6%		5,945,609

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (30.8)%		(121,483,134)

VMTP Shares at Liquidation Value — (34.8)%		(137,200,000)

Net Assets Applicable to Common Shares — 100.0%		$394,800,438

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Zero-coupon bond.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between November 15, 2024 to August 1, 2027, is $8,125,715.

(g)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Municipal Income Quality Trust (BYM)

(h)

Investments in issuers considered to be an affiliate/affiliates of the Trust during the period ended May 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Shares Purchased	Shares Sold		Shares Held at 05/31/20	Value at 05/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	971,958	—	(553,115	)(b)	418,843	$418,969	$24,707	$6,719	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

EDA	Economic Development Authority

GARB	General Airport Revenue Bonds

GO	General Obligation Bonds

GTD	Guaranteed

HDA	Housing Development Authority

HFA	Housing Finance Agency

IDA	Industrial Development Authority

ISD	Independent School District

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bonds

S/F	Single-Family

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Municipal Income Quality Trust (BYM)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors.

The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$647,118,994	$—	$647,118,994
Short-Term Securities	418,969	—	—	418,969

	$418,969	$647,118,994	$—	$647,537,963

(a)	See above Schedule of Investments for values in each state or political subdivision

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1		Level 2	Level 3		Total
Liabilities:
Loan for TOB Trust Certificates	$		$(3,591,206)	$		$(3,591,206)
TOB Trust Certificates		—	(117,437,811)		—	(117,437,811)
VMTP Shares at Liquidation Value		—	(137,200,000)		—	(137,200,000)

		$—	$(258,229,017)		$—	$(258,229,017)